ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable, Net [Abstract]
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2020 $	2021 $

Accounts receivable	370,977	394,080
Allowance for credit losses	(7,978)	(5,772)
	362,999	388,308

Analysis of Allowances for Doubtful Accounts
An analysis of the allowance for credit losses is as follows:

$
Balance as of January 1, 2019	2,400
Provision for credit losses	3,256
Write-off of accounts receivable	(1,537)
Exchange differences	(36)
Balance as of December 31, 2019	4,083
Provision for credit losses	5,155
Write-off of accounts receivable	(1,415)
Exchange differences	155
Balance as of December 31, 2020	7,978
Provision for credit losses	(975)
Write-off of accounts receivable	(998)
Exchange differences	(233)
Balance as of December 31, 2021	5,772